Assets and liabilities held for sale	6 Months Ended
Jun. 30, 2012
Assets and liabilities held for sale
Assets and liabilities held for sale

9                                         Assets and liabilities held for sale

In July 2012 (subsequent event), we have signed a share purchase agreement to sell our manganese ferroalloys operations in Europe to subsidiaries of Glencore International Plc., a company listed on the London and Hong Kong Stock Exchanges, for US$ 160 in cash, subject to the fulfillment of certain precedent conditions. We recognized a loss of US$ 22 presented in our statement of income as “Gain (Loss) on sale of assets”.

The manganese ferroalloys operations in Europe consist of: (a) 100% of Vale Manganèse France SAS, located in Dunkerque, France; and (b) 100% of Vale Manganese Norway AS, located in Mo I Rana, Norway.

June 30, 2012 (unaudited)
Assets held for sale
Accounts receivable	46
Recoverable taxes	6
Inventories	91
Property, plant and equipment	42
Other	2
Total	187

Liabilities related to assets held for sale
Suppliers	20
Deferred income tax	4
Others	8
Total	32